UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Ticker | HPI

John Hancock Preferred Income Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Preferred Securities 142.2% (93.9% of Total Investments)		$830,273,448

(Cost $780,359,294)

Consumer Discretionary 0.1%		707,300

Media 0.1%
Comcast Corp., 5.000%	27,500	707,300

Consumer Staples 2.3%		13,361,563

Food & Staples Retailing 2.3%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	143,000	13,361,563

Energy 1.2%		6,834,680

Oil, Gas & Consumable Fuels 1.2%
Apache Corp., Series D, 6.000%	161,500	6,834,680

Financials 85.8%		500,796,491

Capital Markets 8.5%
Morgan Stanley Capital Trust III, 6.250% (Z)	291,000	7,391,400
Morgan Stanley Capital Trust IV, 6.250% (L)(Z)	323,000	8,191,280
Morgan Stanley Capital Trust V, 5.750% (Z)	370,000	9,324,000
Morgan Stanley Capital Trust VI, 6.600%	65,000	1,645,800
Morgan Stanley Capital Trust VII, 6.600%	47,000	1,191,450
State Street Corp., 5.250%	162,000	4,127,760
The Goldman Sachs Group, Inc., 6.125% (L)(Z)	542,500	14,533,575
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	135,000	3,454,650

Commercial Banks 23.0%
Barclays Bank PLC, Series 3, 7.100%	200,000	5,118,000
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	740,000	19,040,200
BB&T Corp., 5.200% (I)	425,000	10,603,750
BB&T Corp., 5.625% (Z)	307,200	7,910,400
HSBC USA, Inc., 6.500%	140,234	3,608,221
PNC Financial Services Group, Inc., 5.375%	15,000	385,350
PNC Financial Services Group, Inc. (6.125% to 05/01/22, then 3
month LIBOR + 4.067%)	187,000	5,366,900
Royal Bank of Scotland Group PLC, Series L, 5.750% (L)(Z)	580,000	13,380,600
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	302,000	8,332,180
Santander Holdings USA, Inc., Series C, 7.300%	368,941	9,356,341
U.S. Bancorp (6.000% to 04/15/17, then 3 month LIBOR + 4.861%)	240,000	6,734,400
U.S. Bancorp (6.500% to 01/15/22, then 3 month LIBOR + 4.468%)
(L)(Z)	705,000	21,121,800
Wells Fargo & Company, 8.000% (L)(Z)	756,000	23,247,000

Consumer Finance 5.0%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (L)(Z)	685,000	17,419,550
SLM Corp., 6.000%	173,500	4,301,065
SLM Corp., Series A, 6.970% (Z)	147,391	7,359,233

Diversified Financial Services 23.9%
Bank of America Corp., 8.200%	95,000	2,374,050
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	145,000	3,672,850
Bank of America Corp., Series MER, 8.625%	82,000	2,091,000
Citigroup Capital XIII (7.875% to 10/30/15, then 3 month LIBOR +
6.370%)	20,000	564,800

1

John Hancock Preferred Income Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Financials (continued)

Deutsche Bank Capital Funding Trust VIII, 6.375%	55,000	$1,393,700
Deutsche Bank Capital Funding Trust X, 7.350%	111,400	2,889,716
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	252,500	6,878,100
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	496,000	14,036,800
ING Groep NV, 6.125% (Z)	61,500	1,551,645
ING Groep NV, 7.050%	755,100	19,338,111
ING Groep NV, 7.200% (Z)	100,000	2,561,000
JPMorgan Chase & Company, 5.450%	380,000	9,595,000
JPMorgan Chase Capital X, Series J, 7.000% (L)(Z)	487,000	12,369,800
JPMorgan Chase Capital XI, 5.875%	25,000	630,500
JPMorgan Chase Capital XXIX, 6.700% (Z)	580,000	15,457,000
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	366,400	9,280,912
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	277,000	7,041,340
Merrill Lynch Preferred Capital Trust V, 7.280% (L)(Z)	367,000	9,329,140
RBS Capital Funding Trust V, 5.900% (I)	620,000	13,602,800
RBS Capital Funding Trust VII, 6.080% (I)	220,000	4,884,000

Insurance 13.1%
Aegon NV, 6.375% (L)(Z)	510,000	13,601,700
Aegon NV, 6.500% (Z)	200,000	5,068,000
American Financial Group, Inc., 7.000% (Z)	320,000	8,784,000
MetLife, Inc., Series B, 6.500% (L)(Z)	947,000	24,404,190
PLC Capital Trust V, 6.125% (Z)	256,000	6,453,760
Prudential Financial, Inc., 5.750%	44,000	1,134,760
Prudential PLC, 6.500% (Z)	154,500	4,017,000
Prudential PLC, 6.750%	51,000	1,312,740
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	147,500	3,773,050
W.R. Berkley Corp., 5.625%	307,000	7,705,700

Real Estate Investment Trusts 12.2%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	66,525	1,691,066
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	110,000	2,805,000
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	109,840	2,795,428
Kimco Realty Corp., 6.000% (L)(Z)	836,000	22,388,080
Public Storage, Inc., 5.200%	130,000	3,292,900
Public Storage, Inc., 5.750%	353,404	9,170,834
Public Storage, Inc., 6.350%	193,000	5,251,530
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	114,100	3,142,314
Public Storage, Inc., Series P, 6.500%	57,500	1,564,000
Senior Housing Properties Trust, 5.625%	379,000	9,664,500
Ventas Realty LP, 5.450%	156,000	3,996,720
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	205,000	5,725,650

Thrifts & Mortgage Finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	366,400

Industrials 0.7%		4,397,335

Machinery 0.7%
Stanley Black & Decker, Inc., 5.750%	165,500	4,397,335

Telecommunication Services 11.4%		66,306,670

Diversified Telecommunication Services 4.7%
Qwest Corp., 7.000%	20,000	542,800
Qwest Corp., 7.375% (L)(Z)	750,000	20,415,000
Qwest Corp., 7.500%	232,500	6,365,850

2

John Hancock Preferred Income Fund
As of 4-30-13 (Unaudited)

	Shares	Value

Telecommunication Services (continued)

Wireless Telecommunication Services 6.7%
Telephone & Data Systems, Inc., 6.625% (Z)	233,000	$5,904,220
Telephone & Data Systems, Inc., 6.875%	103,000	2,744,950
Telephone & Data Systems, Inc., 7.000%	340,000	9,163,000
United States Cellular Corp., 6.950% (L)(Z)	795,000	21,170,850

Utilities 40.7%		237,869,409

Electric Utilities 28.5%
Baltimore Gas & Electric Company, Series 1995, 6.990%	40,000	4,061,252
Duke Energy Corp., 5.125% (Z)	770,000	19,642,700
Duquesne Light Company, 6.500% (Z)	123,650	6,272,765
Entergy Arkansas, Inc., 5.750%	47,500	1,261,600
Entergy Louisiana LLC, 5.250%	240,000	6,261,600
Entergy Louisiana LLC, 5.875%	252,625	6,820,875
Entergy Louisiana LLC, 6.000%	200,000	5,310,000
Entergy Mississippi, Inc., 6.000% (Z)	366,400	9,713,264
Entergy Mississippi, Inc., 6.200%	83,500	2,236,130
Entergy Texas, Inc., 7.875%	50,200	1,360,420
FPL Group Capital Trust I, 5.875% (Z)	353,600	9,105,200
Gulf Power Company, 5.750%	134,000	3,686,340
HECO Capital Trust III, 6.500%	379,850	9,860,906
NextEra Energy Capital Holdings, Inc., 5.700% (L)(Z)	850,000	22,593,000
NSTAR Electric Company, 4.780% (Z)	15,143	1,535,122
PPL Capital Funding, Inc., 5.900%	798,800	20,768,800
PPL Corp., 9.500%	337,000	19,697,650
SCE Trust I, 5.625%	178,500	4,774,875
SCE Trust II, 5.100%	470,000	11,844,000

Multi-Utilities 12.2%
BGE Capital Trust II, 6.200% (Z)	676,800	17,393,760
Dominion Resources, Inc., Series A, 8.375% (Z)	385,400	10,463,610
DTE Energy Company, 5.250%	312,000	8,049,600
DTE Energy Company, 6.500% (L)(Z)	295,000	8,203,950
SCANA Corp., 7.700%	681,500	18,577,690
Xcel Energy, Inc., 7.600% (Z)	331,000	8,374,300
	Shares	Value

Common Stocks 0.5% (0.3% of Total Investments)		$2,873,900

(Cost $2,599,783)

Energy 0.1%		436,000

BP PLC, ADR	10,000	436,000

Utilities 0.4%		2,437,900

FirstEnergy Corp.	40,000	1,864,000
TECO Energy, Inc.	30,000	573,900

3

John Hancock Preferred Income Fund
As of 4-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 2.1% (1.4% of Total Investments)				$12,137,808

(Cost $12,789,864)

Energy 1.3%				7,667,000

Oil, Gas & Consumable Fuels 1.3%
Southern Union Company (L)(P)(Z)	3.316	11/01/66	$8,800,000	7,667,000

Utilities 0.8%				4,470,808

Electric Utilities 0.8%
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	4,000,000	4,470,808

			Par value	Value

Short-Term Investments 6.7% (4.4% of Total Investments)				$39,177,000

(Cost $39,177,000)

Repurchase Agreement 6.7%				39,177,000

Repurchase Agreement with State Street Corp. dated 4-30-13 at
0.010% to be repurchased at $39,177,011 on 5-1-13, collateralized by $39,765,000 U.S. Treasury Notes, 0.625% due 8-31-17 (valued
at $39,963,825, including interest)			39,177,000	39,177,000

Total investments (Cost $834,925,941)† 151.5%				$884,462,156

Other assets and liabilities, net (51.5%)				($300,598,525)

Total net assets 100.0%				$583,863,631

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is a Lent Security as of 4-30-13, and is part of segregated collateral pursuant to Committed Facility Agreement. Total value of Lent Securities at 4-30-13 was $233,474,969.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-13 was $463,622,035.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $834,926,613. Net unrealized appreciation aggregated $49,535,543, of which $57,999,575 related to appreciated investment securities and $8,464,032 related to depreciated investment securities.

4

John Hancock Preferred Income Fund
As of 4-30-13 (Unaudited)

The Fund had the following country concentration as a percentage of total investments on 4-30-13:

United States	89.0%
United Kingdom	4.9%
Netherlands	4.8%
Spain	0.9%
Bermuda	0.4%

5

John Hancock Preferred Income Fund
As of 4-30-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Securities with a market value of approximately $63,343,379 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the Fund’s investments as of April 2013, by major security category or type:

	Total Market Value	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	at 04/30/13	Price	Observable Inputs	Unobservable Inputs
Preferred Securities
Consumer Discretionary	$707,300	$707,300	—	—
Consumer Staples	13,361,563	—	$13,361,563	—
Energy	6,834,680	6,834,680	—	—
Financials	500,796,491	489,094,071	11,702,420	—
Industrials	4,397,335	4,397,335	—	—
Telecommunication Services	66,306,670	66,306,670	—	—
Utilities	237,869,409	211,504,235	26,365,174	—
Common Stocks
Energy	436,000	436,000	—	—
Utilities	2,437,900	2,437,900	—	—
Corporate Bonds
Energy	7,667,000	—	7,667,000	—
Utilities	4,470,808	—	4,470,808	—
Short-Term Investments	39,177,000	—	39,177,000	—

Total Investments in Securities	$884,462,156	$781,718,191	$102,743,965	—
Other Financial Instruments
Interest Rate Swaps	($3,105,722)	—	($3,105,722)	—

6

John Hancock Preferred Income Fund

As of 4-30-13 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended April 30, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2013.

	USD NOTIONAL	PAYMENTS MADE	PAYMENTS RECEIVED	MATURITY
COUNTERPARTY	AMOUNT	BY FUND	BY FUND	DATE	MARKET VALUE

Morgan Stanley Capital Services	$68,000,000	Fixed 1.4625%	3-month LIBOR(a)	Aug 2016	($2,329,750)
Morgan Stanley Capital Services	68,000,000	Fixed 0.8750%	3-month LIBOR(a)	Jul 2017	(775,972)
	$136,000,000				($3,105,722)

(a) At 4-30-13, the 3-month LIBOR rate was 0.27310%

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P8Q3 4/13
6/13

ITEM 1. SCHEDULE OF INVESTMENTS

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013